Consolidated Statements of Shareholders Equity (USD $) In Millions, except Share data, unless otherwise specified	Total	PREFERRED STOCK	COMMON STOCK	ADD'L PAID-IN CAPITAL	EMPLOYEE BENEFIT TRUSTS	TREASURY STOCK	RETAINED EARNINGS	ACCUM. OTHER COMP. INC./(LOSS)		SHARE-HOLDERS' EQUITY	NON-CONTROLLING INTERESTS
Beginning balance at Dec. 31, 2008	$ 57,740	$ 73	$ 443	$ 70,283	$ (425)	$ (57,391)	$ 49,142	$ (4,569)		$ 57,556	$ 184
Beginning balance (in shares) at Dec. 31, 2008		1,804	8,863,000,000		(24,000,000)	(2,117,000,000)
Comprehensive income:
Net income	8,643						8,635			8,635	8
Other comprehensive income/(loss), net of tax	5,127							5,121	[1]	5,121	6
Total comprehensive income	13,770									13,756	14
Acquisition of Wyeth (in shares)						1,319,000,000
Acquisition of Wyeth	23,633					35,733	(12,430)			23,303	330
Cash dividends declared-
Common stock	(4,916)						(4,916)			(4,916)
Preferred stock	(5)						(5)			(5)
Noncontrolling interests	(5)										(5)
Stock option transactions	139			130	9					139
Employee benefit trust transactions-net	50			(61)	111					50
Employee benefit trust transactions-net (in shares)					7,000,000
Preferred stock conversions and redemptions (in shares)		(293)
Preferred stock conversions and redemptions	(10)	(12)		(1)		3				(10)
Purchase of subsidiary shares from noncontrolling interests	(168)			(66)						(66)	(102)
Other (in shares)			6,000,000		(2,000,000)	(1,000,000)
Other	218			212	(28)	23				207	11
Ending balance at Dec. 31, 2009	90,446	61	443	70,497	(333)	(21,632)	40,426	552		90,014	432
Ending balance (in shares) at Dec. 31, 2009		1,511	8,869,000,000		(19,000,000)	(799,000,000)
Comprehensive income:
Net income	8,288						8,257			8,257	31
Other comprehensive income/(loss), net of tax	(3,987)							(3,992)	[1]	(3,992)	5
Total comprehensive income	4,301									4,265	36
Cash dividends declared-
Common stock	(5,964)						(5,964)			(5,964)
Preferred stock	(3)						(3)			(3)
Noncontrolling interests	(17)										(17)
Stock option transactions	175			161	14					175
Stock option transactions (in shares)					1,000,000
Purchases of common stock (in shares)	61,000,000					(61,000,000)
Purchases of common stock	(1,000)					(1,000)				(1,000)
Employee benefit trust transactions-net	273			(19)	292					273
Employee benefit trust transactions-net (in shares)					16,000,000
Preferred stock conversions and redemptions (in shares)		(232)
Preferred stock conversions and redemptions	(8)	(9)		(1)		2				(8)
Other (in shares)			7,000,000		2,000,000	(4,000,000)
Other	62		1	122	20	(82)				61	1
Ending balance at Dec. 31, 2010	88,265	52	444	70,760	(7)	(22,712)	42,716	(3,440)		87,813	452
Ending balance (in shares) at Dec. 31, 2010		1,279	8,876,000,000			(864,000,000)
Comprehensive income:
Net income	10,051						10,009			10,009	42
Other comprehensive income/(loss), net of tax	(734)							(689)	[1]	(689)	(45)
Total comprehensive income	9,317									9,320	(3)
Cash dividends declared-
Common stock	(6,512)						(6,512)			(6,512)
Preferred stock	(3)						(3)			(3)
Noncontrolling interests	(19)										(19)
Stock option transactions	312			312						312
Purchases of common stock (in shares)	459,000,000					(459,000,000)
Purchases of common stock	(9,000)					(9,000)				(9,000)
Preferred stock conversions and redemptions (in shares)		(167)
Preferred stock conversions and redemptions	(8)	(7)		(2)		1				(8)
Other (in shares)			26,000,000			(4,000,000)
Other	269		1	353	4	(90)				268	1
Ending balance at Dec. 31, 2011	$ 82,621	$ 45	$ 445	$ 71,423	$ (3)	$ (31,801)	$ 46,210	$ (4,129)		$ 82,190	$ 431
Ending balance (in shares) at Dec. 31, 2011		1,112	8,902,000,000			(1,327,000,000)

[1]	Amounts do not include adjustments attributable to noncontrolling interests of $45 million loss in 2011, $5 million income in 2010 and $6 million income in 2009.